Land Use Rights	12 Months Ended
Dec. 31, 2023
Land Use Rights [Abstract]
Land use rights
9.	Land use rights

Land use rights consisted of the following:

	As of December 31,
	2022	2023
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(11,514,207)	(12,460,904)
Land use rights, net	35,820,632	34,873,935

The amortization expenses recognized for the years ended December 31, 2021, 2022 and 2023 were RMB946,697, RMB946,697 and RMB946,697, respectively. The Group expects to record estimated amortization expenses RMB946,697, RMB946,697, RMB946,697, RMB946,697 and RMB946,697 for the years ending December 31, 2024, 2025, 2026, 2027 and 2028, respectively.

The net book amounts of land use rights as collateral for the continuing operations’ borrowings (Note 14) as of December 31, 2022 and December 31, 2023 were RMB29,646,281 and RMB28,887,960, respectively. The net book amounts of land use rights as collateral for the Lianwai School’s borrowings as of December 31, 2022 and December 31, 2023 were RMB3,044,431 and RMB2,940,839, respectively.